Concentration of Risk (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Risks and Uncertainties [Abstract]
Entity-Wide Revenue, Major Customer, Percentage	10.00%	10.00%	10.00%